Consolidated Statements Of Stockholders' Deficit (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2008	$ 255,403	$ 13,415		$ (267,025)	$ 1,793
Balance, shares at Dec. 31, 2008	58,288
Comprehensive loss:
Net loss				(5,886)	(5,886)
Unrealized gain or loss on marketable securities
Comprehensive loss					(5,886)
Issuance of common stock, net of issuance costs	478				478
Issuance of common stock, net of issuance costs, shares	300
Issuance of common stock upon exercise of options	555				555
Issuance of common stock upon exercise of options, shares	660
Issuance of warrants to purchase common stock		89			89
Compensation related to stock options		1,523			1,523
Balance at Dec. 31, 2009	256,436	15,027		(272,911)	(1,448)
Balance, shares at Dec. 31, 2009	59,248
Comprehensive loss:
Net loss				(6,834)	(6,834)
Unrealized gain or loss on marketable securities
Comprehensive loss					(6,834)
Retirement of preferred stock upon dissolution of Ingenex, Inc.		1,241			1,241
Issuance of warrants to purchase common stock		255			255
Compensation related to stock options		733			733
Balance at Dec. 31, 2010	256,436	17,256		(279,745)	(6,053)
Balance, shares at Dec. 31, 2010	59,248
Comprehensive loss:
Net loss				(15,203)	(15,203)
Unrealized gain or loss on marketable securities
Comprehensive loss					(15,203)
Issuance of common stock upon vesting of restricted stock awards, shares	139
Compensation related to stock options		1,177			1,177
Balance at Dec. 31, 2011	$ 256,436	$ 18,433		$ (294,948)	$ (20,079)
Balance, shares at Dec. 31, 2011	59,387